Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Comprehensive Income Net Of Tax [Abstract]
Gross unrealized holding gain (loss) on securities available for sale, income (taxes) benefit	$ (55)	$ 96	$ 178
Reclassification adjustment for net realized gains on securities available for sale, income taxes	42	120	264
Benefit plans (loss) gain, income benefit (taxes)	152	(91)	88
Benefit plan amortization, income (taxes) benefit	$ (23)	$ (38)	$ 27